CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net income/(loss)	$ 117,041,698	726,196,922	189,491,964	(1,543,816,018)
Other comprehensive (loss)/income:
Unrealized gain/(loss) on available-for-sale securities	(907,376)	(5,629,905)	6,042,434
Foreign currency translation adjustments	746,946	4,634,500	6,590,629	371,006
Comprehensive income/(loss)	116,881,268	725,201,517	202,125,027	(1,543,445,012)
Less: comprehensive (loss)/income attributable to non-controlling interests	137,183	851,167	1,480,139	(1,393,950)
Comprehensive income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 116,744,085	724,350,350	200,644,888	(1,542,051,062)